Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,400	$ 1,737
Realized	(25)	(7)
Unrealized	(19)	(13)
Net unrealized gains (losses) included in OCI	29	63
Transfer in to Level 3		27
Transfer out of Level 3	(34)
Purchases/Issuances	775	1,508
Sales/Settlements	(538)	(1,915)
Closing balance	1,588	1,400
Opening balance	(294)	(869)
Realized	(359)	7
Unrealized	(541)	491
Transfer in to Level 3	(41)	(42)
Transfer out of Level 3	38	29
Purchases/Issuances	(193)	(132)
Sales/Settlements	381	222
Closing balance	(1,009)	(294)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	(601)
Realized	(340)
Unrealized	(541)	512
Transfer in to Level 3	(15)	(42)
Transfer out of Level 3	(14)	29
Purchases/Issuances	(93)	(72)
Sales/Settlements	257	178
Closing balance	(742)	4
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(28)	(1)
Unrealized	(28)	(33)
Transfer in to Level 3	(26)
Transfer out of Level 3	(6)
Purchases/Issuances	(31)
Sales/Settlements	(17)	6
Closing balance	(136)	(28)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	48	56
Unrealized	1	32
Transfer out of Level 3	(2)
Purchases/Issuances	3	6
Sales/Settlements	(15)	(46)
Closing balance	35	48
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(107)	(112)
Realized	22	7
Unrealized	34	(2)
Sales/Settlements	(3)
Closing balance	(54)	(107)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	98	104
Realized	(22)	(7)
Unrealized	(27)	1
Closing balance	49	98
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(163)	(155)
Realized	(41)
Unrealized	(6)	14
Transfer out of Level 3	58
Purchases/Issuances	(69)	(60)
Sales/Settlements	144	38
Closing balance	(77)	(163)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	212	252
Realized	(3)
Unrealized	2	(40)
Transfer out of Level 3	(32)
Purchases/Issuances	10	53
Sales/Settlements	(176)	(53)
Closing balance	13	212
Corporate equity [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	16	7
Unrealized	(5)	(8)
Transfer in to Level 3		7
Purchases/Issuances	23	10
Sales/Settlements	(30)
Closing balance	4	16
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	240	291
Net unrealized gains (losses) included in OCI	80	63
Purchases/Issuances	137	50
Sales/Settlements	(65)	(164)
Closing balance	392	240
Mortgage and asset backed [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	135	173
Purchases/Issuances	44	118
Sales/Settlements	(124)	(156)
Closing balance	55	135
Corporate debt [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	25	23
Unrealized	13	2
Purchases/Issuances	2
Sales/Settlements	(38)
Closing balance	2	25
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Net unrealized gains (losses) included in OCI		(3)
Transfer in to Level 3		20
Purchases/Issuances		1
Sales/Settlements		(18)
Business and government [member] | Loans mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	626	831
Unrealized	(3)
Net unrealized gains (losses) included in OCI	(51)	3
Purchases/Issuances	556	1,270
Sales/Settlements	(90)	(1,478)
Closing balance	$ 1,038	$ 626